Goodwill & Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 103,975	$ 103,594
Accumulated amortization	44,107	33,599
Net carrying amount	$ 59,868	69,995
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	10 years
Gross carrying amount	$ 27,316	27,316
Accumulated amortization	11,389	8,655
Net carrying amount	$ 15,927	18,661
Image big data [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	10 years
Gross carrying amount	$ 52,500	52,500
Accumulated amortization	21,875	16,625
Net carrying amount	$ 30,625	35,875
Market platform [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	4 years
Gross carrying amount	$ 2,591	2,591
Accumulated amortization	2,591	2,052
Net carrying amount		539
Radiologist relationships [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	11 years 2 months 1 day
Gross carrying amount	$ 17,770	17,770
Accumulated amortization	6,636	5,042
Net carrying amount	$ 11,134	12,728
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	12 years 2 months 1 day
Gross carrying amount	$ 2,095	2,095
Accumulated amortization	717	545
Net carrying amount	1,378	1,550
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	1,703	1,322
Accumulated amortization	899	680
Net carrying amount	$ 804	$ 642
Customer relationships [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	6 years 2 months 1 day
Customer relationships [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Useful life (Years)	7 years 29 days